Other assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Other Assets

	As at

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Accounts receivable and prepaids	$5,027	$4,389
Accrued interest receivable	8,342	7,904
Cash collateral	27,418	20,475
Commodity trading assets (1)	14,475	9,834
Deferred income tax asset	4,486	4,328
Employee benefit assets	4,012	3,630
Insurance-related assets
Insurance contract assets	581	588
Reinsurance contracts held assets	1,774	1,758
Segregated fund net assets	3,810	3,378
Collateral loans and other	554	517
Investments in joint ventures and associates	829	835
Margin deposits	13,556	11,108
Precious metals (1)	9,108	6,018
Receivable from brokers, dealers and clients	4,667	3,343
Taxes receivable	8,696	7,418
Other	5,558	6,667
	$112,893	$92,190

(1)	Amounts include financial assets disclosed in Note 3 and non-financial assets. Non-financial assets primarily consist of commodities measured at fair value less cost to sell. The fair values are determined by applying valuation techniques using commodity futures’ prices and are classified as
L
evel 2 in our fair value hierarchy as the inputs are observable.